Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ (956.1)	$ 255.6	$ 388.2	$ 103.0	$ 457.2
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	229.4	198.4	404.4	346.7	274.7
Stock-based compensation	16.4	15.7	30.5	20.2	21.5
Change in fair value of catalyst obligations	(6.6)	2.6	9.7	(5.6)	2.2
Deferred income taxes	9.8	(5.3)	(8.8)	7.2	(12.5)
Non-cash change in inventory repurchase obligations	(25.7)	35.0	25.4	(31.8)	13.8
Non-cash lower of cost or market inventory adjustment	701.4	(324.0)
Change in fair value of contingent consideration	(65.4)	0.0	(250.2)	351.3	(295.5)
Debt extinguishment costs	22.2	0.0			25.5
Pension and other post-retirement benefit costs	27.3	22.4	44.8	47.4	42.2
Income from equity method investee	0.0	(7.9)	(7.9)	(17.8)	(14.6)
Distributions from equity method investee	0.0	7.9	7.9	17.8	20.2
(Gain) loss on sale of assets	(471.1)	0.8	(29.9)	(43.1)	1.5
Changes in operating assets and liabilities:
Accounts receivable	403.7	(274.1)	(115.9)	240.4	(335.2)
Due to/from affiliates	6.3	12.9	12.6	(3.5)	3.2
Inventories	24.8	(124.6)	(8.0)	(1.5)	(54.7)
Prepaid and other current assets	(54.6)	(34.1)	4.4	(2.9)	(9.2)
Accounts payable	(185.9)	(34.3)	132.0	(110.7)	34.5
Accrued expenses	(360.4)	200.0	209.5	(233.0)	353.1
Deferred revenue	1.1	5.3	(0.2)	9.6	(4.8)
Other assets and liabilities	(24.5)	(28.3)	(58.9)	1.3	(52.0)
Net cash (used in) provided by operating activities	(707.9)	(76.0)	789.6	695.0	471.1
Net increase (decrease) in cash and cash equivalents			201.4	35.5	(100.5)
Cash flows from investing activities:
Expenditures for property, plant and equipment	(112.6)	(190.9)	(373.1)	(277.3)	(232.6)
Expenditures for deferred turnaround costs	(159.2)	(261.9)	(299.3)	(266.0)	(379.1)
Expenditures for other assets	(7.2)	(33.9)	(44.7)	(17.0)	(31.2)
Acquisition of Martinez refinery	(1,176.2)	0.0
Proceeds from sale of assets	529.4	0.0	36.3	48.3
Equity method investment - return of capital	0.0	0.6	0.6	2.4	1.3
Net cash (used in) provided by investing activities	(925.8)	(486.1)	(680.2)	(509.6)	(641.6)
Cash and cash equivalents, beginning of period	763.1	561.7	561.7	526.2	626.7
Cash flows from financing activities:
Contributions from PBF LLC	24.4	202.5	228.5	287.0	97.0
Distributions to members	(21.1)	(59.4)	(121.6)	(52.6)	(61.2)
Cash paid to extinguish 2020 Senior Secured Notes				(5.6)	(1.2)
Proceeds from revolver borrowings	1,150.0	1,250.0	1,350.0		490.0
Payment received for affiliate note receivable					11.6
Repayments of revolver borrowings	(550.0)	(1,250.0)	(1,350.0)	(350.0)	(490.0)
Proceeds from 2025 Senior Notes					725.0
Settlement of catalyst obligations	(8.8)	(1.2)	(6.5)	(9.1)	10.8
Payments on financing leases	(5.7)	0.0
Deferred financing costs and other			(1.4)	(12.8)	(13.4)
Proceeds from insurance premium financing	33.8	18.9
Deferred financing costs and other	(27.8)	(0.1)
Net cash provided by (used in) financing activities	2,073.7	157.2	92.0	(149.9)	70.0
Cash and cash equivalents, end of period	1,203.1		763.1	561.7	526.2
Net increase (decrease) in cash and cash equivalents	440.0	(404.9)
Cash and cash equivalents, beginning of period	763.1	561.7	561.7
Cash and cash equivalents, end of period	1,203.1	156.8	763.1	561.7
Non-cash activities:
Accrued and unpaid capital expenditures	29.8	39.5	36.0	89.5	25.4
Assets acquired under operating and financing leases	224.3	1,014.1	1,168.0
Fair value of the Martinez Contingent Consideration at acquisition	77.3	0.0
Assets acquired under finance leases			26.3
Distribution of assets to PBF Energy Company LLC	0.0	169.1	169.1	13.7	25.5
Conversion of affiliate notes payable to capital contribution					86.3
Note payable issued for purchase of property, plant and equipment					6.8
Cash paid during the period for:
Interest (net of capitalized interest )	49.2	49.7	107.0	124.4	131.4
Income taxes	0.1	0.7	1.2	0.6
2025 Senior Secured Notes [Member]
Cash flows from financing activities:
Proceeds from 2025 Senior Notes	1,000.0	0.0
2028 Senior Notes [Member]
Cash flows from financing activities:
Proceeds from 2025 Senior Notes	1,000.0	0.0
2023 Senior Notes [Member]
Cash flows from financing activities:
Proceeds from Issuance of Long-term Debt	(517.5)	0.0
Rail Term Loan [Member]
Cash flows from financing activities:
Proceeds from Issuance of Long-term Debt	$ (3.6)	$ (3.5)	$ (7.0)	$ (6.8)	(6.6)
2020 Senior Secured Notes [Member]
Cash flows from financing activities:
Cash paid to extinguish 2020 Senior Secured Notes					(690.2)
Collins Pipeline Company And T&M Terminal Company [Member]
Cash flows from financing activities:
Distributions to members					$ (1.8)